Revenue Recognition - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2023	Jan. 01, 2022
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Contract assets	$ 9,608		$ 3,555	$ 0		$ 0
Deferred revenue			57,100	51,200
Contract liabilities	71,917		57,109	51,204	$ 57,100	$ 51,200
Transaction price allocated to unsatisfied performance obligations	1,100,000		1,042,400
Revenue recognized	$ 0	$ 0	$ 51,200	$ 43,600